First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005
212-858-8144

                                November 12, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re: First Investors Life Variable Annuity Fund D File No. 333-26341 and 811-08025
                        --------------------------------

Dear Sirs:

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), Registrant hereby certifies:

      (1) The form of Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 4 to Registrant's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

     (2) The text of Post-Effective Amendment No. 4 was filed electronically with the Commission.

                                Very truly yours,

                                /s/ Tammie Lee

                                    Tammie Lee
                                    Assistant Counsel